Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents		$ 176.4	$ 162.5
Other Temporary Investments		386.8	385.6
Accounts Receivable:
Customers		615.9	637.2
Accrued Unbilled Revenues		31.2	146.1
Pledged Accounts Receivable - AEP Credit		940.3	987.4
Miscellaneous		82.1	85.3
Allowance for Uncollectible Accounts		(29.0)	(20.8)
Total Accounts Receivable		1,640.5	1,835.2
Fuel		600.8	580.8
Materials and Supplies		738.6	735.8
Risk Management Assets		134.4	177.9
Regulatory Asset for Under-Recovered Fuel Costs		115.2	126.6
Margin Deposits		107.3	95.2
Assets from Discontinued Operations		0.0	103.3
Prepayments and Other Current Assets		172.4	275.2
TOTAL CURRENT ASSETS		4,072.4	4,478.1
Property, Plant and Equipment
Generation		25,559.8	25,727.5
Transmission		14,247.9	12,433.4
Distribution		18,046.9	17,156.6
Other Property, Plant and Equipment		3,722.9	5,073.1
Construction Work in Progress		3,903.9	3,215.3
Total Property, Plant and Equipment		65,481.4	63,605.9
Accumulated Depreciation and Amortization		19,348.2	19,970.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		46,133.2	43,635.1	[1]
Other Noncurrent Assets
Regulatory Assets		5,140.3	4,263.7
Securitized Assets		1,749.9	2,072.4
Spent Nuclear Fuel and Decommissioning Trusts		2,106.4	2,095.7
Goodwill		52.5	52.5
Long-term Risk Management Assets		321.8	294.2
Assets from Discontinued Operations		0.0	521.6
Deferred Charges and Other Noncurrent Assets		2,106.6	2,131.3
TOTAL OTHER NONCURRENT ASSETS		11,477.5	11,431.4
TOTAL ASSETS		61,683.1	59,544.6
Current Liabilities
Accounts Payable		1,418.0	1,258.2
Short-term Debt:
Securitized Debt for Receivables - AEP Credit	[2]	675.0	744.0
Other Short-term Debt		125.0	602.0
Total Short-term Debt		800.0	1,346.0
Long-term Debt Due Within One Year		1,831.8	2,500.4
Long-term Debt Due Within One Year - Affiliated		0.0	0.0
Risk Management Liabilities		87.1	91.6
Customer Deposits		346.6	323.9
Accrued Taxes		979.1	863.5
Accrued Interest		226.9	238.3
Obligations Under Capital Leases		96.2	111.4
Regulatory Liability for Over-Recovered Fuel Costs		113.9	55.2
Liabilities from Discontinued Operations		0.0	84.8
Other Current Liabilities		1,305.1	1,204.7
TOTAL CURRENT LIABILITIES		7,108.5	7,966.6
Noncurrent Liabilities
Long-term Debt		17,740.9	16,012.0
Long-term Debt - Affiliated		0.0	0.0
Long-term Risk Management Liabilities		179.1	130.9
Deferred Income Taxes		11,733.2	10,892.2
Regulatory Liabilities and Deferred Investment Tax Credits		3,736.1	3,892.4
Asset Retirement Obligations		1,806.5	1,950.7
Employee Benefits and Pension Obligations		583.3	629.5
Obligations Under Capital Leases		247.3	440.4
Liabilities from Discontinued Operations		0.0	350.0
Deferred Credits and Other Noncurrent Liabilities		890.6	895.8
TOTAL NONCURRENT LIABILITIES		36,669.7	34,753.5
TOTAL LIABILITIES		$ 43,778.2	$ 42,720.1
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 3,324.0	$ 3,313.3
Paid-in Capital		6,296.5	6,203.4
Retained Earnings		8,398.3	7,406.6
Accumulated Other Comprehensive Income (Loss)		(127.1)	(103.1)
TOTAL COMMON SHAREHOLDER'S EQUITY		17,891.7	16,820.2
Noncontrolling Interests		13.2	4.3
TOTAL EQUITY		17,904.9	16,824.5
TOTAL LIABILITIES AND EQUITY		61,683.1	59,544.6
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents		2.8	2.6
Restricted Cash for Securitized Funding		14.8	15.6
Advances to Affiliates		25.6	48.5
Accounts Receivable:
Customers		120.9	114.7
Affiliated Companies		51.2	67.3
Accrued Unbilled Revenues		17.9	58.0
Miscellaneous		2.2	2.0
Allowance for Uncollectible Accounts		(4.3)	(2.4)
Total Accounts Receivable		187.9	239.6
Fuel		119.3	113.4
Materials and Supplies		127.0	131.3
Risk Management Assets		14.7	23.8
Risk Management Assets - Affiliated		0.9	0.0
Deferred Income Tax Benefits		0.0	24.0
Accrued Tax Benefits		30.6	0.4
Regulatory Asset for Under-Recovered Fuel Costs		86.9	66.1
Prepayments and Other Current Assets		17.4	13.2
TOTAL CURRENT ASSETS		627.9	678.5
Property, Plant and Equipment
Generation		6,200.8	6,824.0
Transmission		2,408.1	2,228.0
Distribution		3,402.5	3,258.3
Other Property, Plant and Equipment		345.5	373.5
Construction Work in Progress		475.1	321.5
Total Property, Plant and Equipment		12,832.0	13,005.3
Accumulated Depreciation and Amortization		3,407.6	3,823.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		9,424.4	9,181.7
Other Noncurrent Assets
Regulatory Assets		1,154.2	857.9
Securitized Assets		328.0	350.2
Long-term Risk Management Assets		0.1	4.9
Deferred Charges and Other Noncurrent Assets		113.7	137.6
TOTAL OTHER NONCURRENT ASSETS		1,596.0	1,350.6
TOTAL ASSETS		11,648.3	11,210.8
Current Liabilities
Advances from Affiliates		181.0	0.0
Accounts Payable		196.5	166.8
Affiliated Companies		67.7	80.6
Short-term Debt:
Long-term Debt Due Within One Year		318.0	552.2
Long-term Debt Due Within One Year - Affiliated		0.0	86.0
Risk Management Liabilities		4.8	11.0
Customer Deposits		83.9	71.8
Accrued Taxes		79.5	109.5
Accrued Interest		40.6	52.2
Obligations Under Capital Leases		6.3	5.1
Other Current Liabilities		153.4	145.0
TOTAL CURRENT LIABILITIES		1,125.4	1,275.1
Noncurrent Liabilities
Long-term Debt		3,612.7	3,320.5
Long-term Risk Management Liabilities		0.1	2.1
Deferred Income Taxes		2,527.0	2,288.8
Regulatory Liabilities and Deferred Investment Tax Credits		637.1	652.9
Asset Retirement Obligations		98.9	122.3
Employee Benefits and Pension Obligations		114.4	128.0
Obligations Under Capital Leases		39.1	14.4
Deferred Credits and Other Noncurrent Liabilities		57.7	54.2
TOTAL NONCURRENT LIABILITIES		7,047.9	6,568.8
TOTAL LIABILITIES		$ 8,173.3	$ 7,843.9
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 260.4	$ 260.4
Paid-in Capital		1,828.7	1,809.6
Retained Earnings		1,388.7	1,291.9
Accumulated Other Comprehensive Income (Loss)		(2.8)	5.0
TOTAL EQUITY		3,475.0	3,366.9
TOTAL LIABILITIES AND EQUITY		11,648.3	11,210.8
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents		1.1	1.0
Advances to Affiliates		11.7	13.5
Accounts Receivable:
Customers		43.9	57.0
Affiliated Companies		68.7	72.6
Accrued Unbilled Revenues		0.1	0.5
Miscellaneous		2.6	1.6
Allowance for Uncollectible Accounts		(0.1)	(0.5)
Total Accounts Receivable		115.2	131.2
Fuel		46.5	54.6
Materials and Supplies		185.9	201.1
Risk Management Assets		10.6	22.3
Risk Management Assets - Affiliated		1.7	0.0
Accrued Tax Benefits		40.5	24.8
Regulatory Asset for Under-Recovered Fuel Costs		11.6	0.8
Prepayments and Other Current Assets		42.1	28.0
TOTAL CURRENT ASSETS		455.3	476.5
Property, Plant and Equipment
Generation		3,841.7	3,741.9
Transmission		1,406.9	1,358.4
Distribution		1,790.8	1,698.4
Other Property, Plant and Equipment		662.3	1,490.8
Construction Work in Progress		519.8	537.2
Total Property, Plant and Equipment		8,221.5	8,826.7
Accumulated Depreciation and Amortization		3,018.0	3,410.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,203.5	5,416.4
Other Noncurrent Assets
Regulatory Assets		804.3	536.2
Spent Nuclear Fuel and Decommissioning Trusts		2,106.4	2,095.7
Long-term Risk Management Assets		0.0	3.3
Deferred Charges and Other Noncurrent Assets		140.9	129.4
TOTAL OTHER NONCURRENT ASSETS		3,051.6	2,764.6
TOTAL ASSETS		8,710.4	8,657.5
Current Liabilities
Advances from Affiliates		294.3	142.5
Accounts Payable		201.0	168.3
Affiliated Companies		61.8	76.0
Short-term Debt:
Long-term Debt Due Within One Year		162.9	382.2
Risk Management Liabilities		6.3	5.2
Customer Deposits		35.7	35.2
Accrued Taxes		74.2	72.7
Accrued Interest		26.2	26.7
Obligations Under Capital Leases		32.8	42.1
Regulatory Liability for Over-Recovered Fuel Costs		0.3	7.1
Other Current Liabilities		142.1	150.6
TOTAL CURRENT LIABILITIES		1,037.3	1,101.5
Noncurrent Liabilities
Long-term Debt		1,837.1	1,637.4
Long-term Risk Management Liabilities		1.6	1.4
Deferred Income Taxes		1,361.5	1,264.2
Regulatory Liabilities and Deferred Investment Tax Credits		1,076.2	1,199.7
Asset Retirement Obligations		1,240.9	1,337.1
Obligations Under Capital Leases		30.2	61.1
Deferred Credits and Other Noncurrent Liabilities		119.4	162.2
TOTAL NONCURRENT LIABILITIES		5,636.7	5,602.0
TOTAL LIABILITIES		$ 6,674.0	$ 6,703.5
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 56.6	$ 56.6
Paid-in Capital		980.9	980.9
Retained Earnings		1,015.6	930.8
Accumulated Other Comprehensive Income (Loss)		(16.7)	(14.3)
TOTAL EQUITY		2,036.4	1,954.0
TOTAL LIABILITIES AND EQUITY		8,710.4	8,657.5
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents		3.1	2.9
Restricted Cash for Securitized Funding		27.7	28.7
Advances to Affiliates		331.1	312.5
Accounts Receivable:
Customers		46.4	57.9
Affiliated Companies		64.3	79.8
Accrued Unbilled Revenues		1.4	35.8
Miscellaneous		0.4	0.9
Allowance for Uncollectible Accounts		(0.2)	(0.2)
Total Accounts Receivable		112.3	174.2
Notes Receivable Due Within One Year - Affiliated		0.0	86.0
Materials and Supplies		86.1	60.9
Risk Management Assets		0.0	7.2
Deferred Income Tax Benefits		0.0	49.3
Accrued Tax Benefits		1.8	6.1
Prepayments and Other Current Assets		11.1	9.0
TOTAL CURRENT ASSETS		573.2	736.8
Property, Plant and Equipment
Transmission		2,235.6	2,104.6
Distribution		4,287.7	4,087.6
Other Property, Plant and Equipment		408.2	390.8
Construction Work in Progress		171.9	218.7
Total Property, Plant and Equipment		7,103.4	6,801.7
Accumulated Depreciation and Amortization		2,048.7	2,038.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		5,054.7	4,763.6
Other Noncurrent Assets
Notes Receivable - Affiliated		32.3	32.3
Regulatory Assets		1,113.0	1,318.9
Securitized Assets		85.9	110.0
Long-term Risk Management Assets		19.2	45.1
Deferred Charges and Other Noncurrent Assets		259.6	253.9
TOTAL OTHER NONCURRENT ASSETS		1,510.0	1,760.2
TOTAL ASSETS		7,137.9	7,260.6
Current Liabilities
Accounts Payable		156.4	145.3
Affiliated Companies		88.7	172.8
Short-term Debt:
Long-term Debt Due Within One Year		395.9	131.5
Risk Management Liabilities		3.6	1.9
Customer Deposits		65.4	53.9
Accrued Taxes		528.3	420.8
Accrued Interest		33.0	34.3
Obligations Under Capital Leases		3.9	3.6
Regulatory Liability for Over-Recovered Fuel Costs		27.6	46.3
Other Current Liabilities		154.3	179.1
TOTAL CURRENT LIABILITIES		1,425.6	1,139.6
Noncurrent Liabilities
Long-term Debt		1,761.8	2,155.3
Long-term Risk Management Liabilities		0.0	3.0
Deferred Income Taxes		1,383.2	1,405.6
Regulatory Liabilities and Deferred Investment Tax Credits		514.2	514.7
Employee Benefits and Pension Obligations		35.8	36.7
Obligations Under Capital Leases		9.3	11.0
Deferred Credits and Other Noncurrent Liabilities		30.7	25.5
TOTAL NONCURRENT LIABILITIES		3,725.7	4,140.8
TOTAL LIABILITIES		$ 5,151.3	$ 5,280.4
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 321.2	$ 321.2
Paid-in Capital		838.8	838.8
Retained Earnings		822.3	814.6
Accumulated Other Comprehensive Income (Loss)		4.3	5.6
TOTAL EQUITY		1,986.6	1,980.2
TOTAL LIABILITIES AND EQUITY		7,137.9	7,260.6
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents		1.4	1.4
Advances to Affiliates		80.6	0.0
Accounts Receivable:
Customers		26.0	28.4
Affiliated Companies		20.8	22.1
Miscellaneous		3.3	6.0
Allowance for Uncollectible Accounts		(0.6)	(0.1)
Total Accounts Receivable		49.5	56.4
Fuel		17.6	16.4
Materials and Supplies		51.9	50.9
Risk Management Assets		0.6	0.0
Accrued Tax Benefits		37.3	24.4
Regulatory Asset for Under-Recovered Fuel Costs		0.0	35.7
Prepayments and Other Current Assets		6.5	6.5
TOTAL CURRENT ASSETS		245.4	191.7
Property, Plant and Equipment
Generation		1,302.6	1,264.7
Transmission		815.4	788.9
Distribution		2,206.7	2,080.2
Other Property, Plant and Equipment		405.7	421.6
Construction Work in Progress		315.3	204.8
Total Property, Plant and Equipment		5,045.7	4,760.2
Accumulated Depreciation and Amortization		1,352.5	1,319.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		3,693.2	3,440.6
Other Noncurrent Assets
Regulatory Assets		214.8	154.3
Employee Benefits and Pension Assets		10.6	19.3
Deferred Charges and Other Noncurrent Assets		6.4	3.3
TOTAL OTHER NONCURRENT ASSETS		231.8	176.9
TOTAL ASSETS		4,170.4	3,809.2
Current Liabilities
Advances from Affiliates		0.0	154.2
Accounts Payable		108.2	92.7
Affiliated Companies		51.5	51.7
Short-term Debt:
Long-term Debt Due Within One Year		275.4	0.4
Risk Management Liabilities		0.2	0.9
Customer Deposits		50.3	48.7
Accrued Taxes		23.6	20.9
Accrued Interest		15.1	12.7
Obligations Under Capital Leases		3.7	3.4
Regulatory Liability for Over-Recovered Fuel Costs		76.1	0.0
Other Current Liabilities		64.4	58.9
TOTAL CURRENT LIABILITIES		664.8	441.1
Noncurrent Liabilities
Long-term Debt		1,010.7	1,036.3
Deferred Income Taxes		971.8	898.4
Regulatory Liabilities and Deferred Investment Tax Credits		335.1	334.5
Asset Retirement Obligations		39.9	37.0
Employee Benefits and Pension Obligations		14.5	20.1
Obligations Under Capital Leases		10.9	10.9
Deferred Credits and Other Noncurrent Liabilities		13.7	13.6
TOTAL NONCURRENT LIABILITIES		2,385.7	2,339.9
TOTAL LIABILITIES		$ 3,050.5	$ 2,781.0
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 157.2	$ 157.2
Paid-in Capital		364.0	364.0
Retained Earnings		594.5	502.0
Accumulated Other Comprehensive Income (Loss)		4.2	5.0
TOTAL EQUITY		1,119.9	1,028.2
TOTAL LIABILITIES AND EQUITY		4,170.4	3,809.2
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents		5.2	14.4
Advances to Affiliates		2.0	41.0
Accounts Receivable:
Customers		40.2	46.7
Affiliated Companies		22.0	37.1
Miscellaneous		27.1	25.6
Allowance for Uncollectible Accounts		(0.9)	(0.5)
Total Accounts Receivable		88.4	108.9
Fuel		142.1	117.0
Materials and Supplies		71.5	73.7
Risk Management Assets		0.8	0.0
Deferred Income Tax Benefits		0.0	9.0
Accrued Tax Benefits		0.0	15.4
Regulatory Asset for Under-Recovered Fuel Costs		4.1	24.0
Prepayments and Other Current Assets		21.2	25.8
TOTAL CURRENT ASSETS		335.3	429.2
Property, Plant and Equipment
Generation		3,943.5	3,864.5
Transmission		1,387.8	1,300.7
Distribution		1,957.3	1,894.6
Other Property, Plant and Equipment		883.5	878.8
Construction Work in Progress		751.3	472.0
Total Property, Plant and Equipment		8,923.4	8,410.6
Accumulated Depreciation and Amortization		2,602.3	2,503.3
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET		6,321.1	5,907.3
Other Noncurrent Assets
Regulatory Assets		415.8	393.6
Deferred Charges and Other Noncurrent Assets		75.8	78.7
TOTAL OTHER NONCURRENT ASSETS		491.6	472.3
TOTAL ASSETS		7,148.0	6,808.8
Current Liabilities
Advances from Affiliates		58.3	0.0
Accounts Payable		150.4	175.1
Affiliated Companies		78.8	67.4
Short-term Debt:
Long-term Debt Due Within One Year		3.3	306.8
Risk Management Liabilities		3.1	1.1
Customer Deposits		61.4	59.9
Accrued Taxes		58.3	44.0
Accrued Interest		43.0	44.3
Obligations Under Capital Leases		21.9	17.6
Regulatory Liability for Over-Recovered Fuel Costs		8.4	0.0
Other Current Liabilities		110.7	104.5
TOTAL CURRENT LIABILITIES		589.2	820.7
Noncurrent Liabilities
Long-term Debt		2,270.2	1,825.6
Long-term Risk Management Liabilities		2.1	0.0
Deferred Income Taxes		1,399.8	1,351.1
Regulatory Liabilities and Deferred Investment Tax Credits		448.8	458.5
Asset Retirement Obligations		117.5	92.0
Employee Benefits and Pension Obligations		25.8	25.4
Obligations Under Capital Leases		75.6	91.0
Deferred Credits and Other Noncurrent Liabilities		49.3	47.3
TOTAL NONCURRENT LIABILITIES		4,389.1	3,890.9
TOTAL LIABILITIES		$ 4,978.3	$ 4,711.6
Rate Matters
Commitments and Contingencies
Equity
Common Stock		$ 135.7	$ 135.7
Paid-in Capital		676.6	674.6
Retained Earnings		1,366.3	1,294.0
Accumulated Other Comprehensive Income (Loss)		(9.4)	(7.5)
TOTAL COMMON SHAREHOLDER'S EQUITY		2,169.2	2,096.8
Noncontrolling Interests		0.5	0.4
TOTAL EQUITY		2,169.7	2,097.2
TOTAL LIABILITIES AND EQUITY		$ 7,148.0	$ 6,808.8

[1]	Amount excludes $482 million of Property, Plant and Equipment - Net classified as Assets from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.